Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Deficit)
Note 7. Equity
The condensed consolidated statements of changes in stockholders’ equity (deficit) reflects the Business Combination as defined in Note 1 as of February 4, 2022. As Legacy Fast Radius was deemed the accounting acquirer in the Business Combination with ENNV, all periods prior to the consummation date reflect the balances and activity of Legacy Fast Radius. The balances as of January 1, 2022 and 2021 are from the consolidated financial statements of Legacy Fast Radius as of that date, share activity (convertible preferred stock, common stock, treasury stock, additional paid in capital and accumulated deficit) and per share amounts were retroactively adjusted, where applicable, using the recapitalization conversion ratio of 2.056.
Common Stock
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 350,000,000 shares of Common Stock with a par value $0.0001. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval and are entitled to receive dividends, as and if declared by the Board out of legally available funds.
The Company had 73.0 million issued and outstanding shares of Common Stock as of March 31, 2022. Not reflected in the shares issued and outstanding as of March 31, 2022 is approximately 1.8 million shares related to RSUs that vested in 2022 but have not yet been settled and issued.
Preferred Stock
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 1,000,000 shares of Preferred Stock with a par value $0.0001.
There was no Preferred Stock outstanding as of March 31, 2022.
Legacy Fast Radius Warrants
Immediately prior to the completion of the Business Combination, all outstanding Legacy Fast Radius Warrants were exercised into an aggregate of 1.1 million shares of Legacy Fast Radius common stock (2.2 million shares of Common Stock post Business Combination).
Legacy Fast Radius Convertible Preferred Stock
Immediately prior to the completion of the Business Combination, all outstanding shares of Legacy Fast Radius preferred stock converted into an aggregate of 16.0 million shares of Legacy Fast Radius common stock (32.9 million shares of Common Stock post Business Combination).
Legacy Fast Radius Treasury Stock
Immediately prior to the completion of the Business Combination, all treasury shares of Legacy Fast Radius were retired.
Warrants
Prior to the Business Combination, there were 15,516,667 warrants to purchase Common Stock outstanding, consisting of 8,625,000 Public Warrants and 6,891,667 Private Placement Warrants held by the ENNV initial stockholders. Following the Business Combination, there were 15,516,639 warrants to purchase Common Stock outstanding, consisting of 8,624,972 Public Warrants and 6,891,667 Private Placement Warrants held by the ENNV initial stockholders, with the reduction in Public Warrants resulting from rounding for fractional interests. Each warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share.
The
warrants expire on February 4, 2027, or earlier upon redemption or liquidation. Refer to Note 2 for additional information.

NOTE 7 – STOCKHOLDERS’ EQUITY
(
DEFICIT
)
The consolidated statements of changes in stockholders’ equity (deficit) reflects the Business Combination as defined in Note 1. As Fast Radius was deemed the accounting acquirer in the Business Combination with ENNV, all periods prior to the consummation date reflect the balances and activity of Fast Radius. The balances as of January 1, 2021 and 2020 are from the consolidated financial statements of Fast Radius as of that date, share activity (convertible preferred stock, common stock, treasury stock, additional paid in capital and accumulated deficit) and per share amounts were retroactively adjusted, where applicable, using the recapitalization conversion ratio of 2.056.
Common Equity
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company
authorized
 350,000,000 shares
 of Common Stock with a par value $0.0001. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval and are entitled to receive dividends, as and if declared by the Board out of legally available funds.

The Company has issued and outstanding 39,913,100 and 38,654,855 shares of Common Stock as of December 31, 2021 and 2020, respectively, based on the Exchange Ratio.
Preferred Equity

Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 1,000,000 shares of Preferred Stock with a par value $0.0001. No shares of Preferred Stock are outstanding subsequent to the Business Combination.
Immediately prior to the completion of the Business Combination, all outstanding shares of Fast Radius Preferred Stock converted into an aggregate of 16.0 million shares of Fast Radius common stock (32.9 million shares of Common Stock post Business Combination).